Note 12 - Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax and social contribution [text block]
12.	INCOME TAX AND SOCIAL CONTRIBUTION

Income taxes reported in the income statement are analyzed as follows:

	2018	2017	2016
Income tax expense - current	(1,833.5)	(5,332.3)	(413.9)

Deferred tax expense on temporary differences	(246.1)	891.9	(732.5)
Deferred tax over taxes losses carryforwards movements in the current period	290.0	(638.9)	831.4
Total deferred tax (expense)/income	43.9	253.0	98.9

Total income tax expenses	(1,789.6)	(5,079.3)	(315.0)

The reconciliation from the weighted nominal to the effective tax rate is summarized as follows:

	2018	2017	2016
Profit before tax	13,167.0	12,929.8	13,398.4
Adjustment on taxable basis
Others non-taxable income	(400.8)	(310.9)	(392.0)
Government grants related to sales taxes	(1,807.3)	(1,889.1)	(1,528.6)
Share of result of joint ventures	(1.0)	3.1	5.0
Non-deductible expenses	305.5	91.1	539.3
Complement of income tax of foreign subsidiaries due in Brazil	503.0	560.4	148.0
Results of intercompany transactions	(693.4)	(547.5)	640.7
	11,073.0	10,836.9	12,810.8
Aggregated weighted nominal tax rate	29.98%	29.22%	30.16%
Taxes payable – nominal rate	(3,319.5)	(3,166.6)	(3,864.0)
Adjustment on tax expense
Income tax Incentives	219.7	304.6	264.5
Deductible interest on shareholders' equity	1,710.4	1,649.0	1,867.7
Tax savings from goodwill amortization	72.3	175.2	142.0
Withholding income tax	(220.0)	(356.9)	153.1
Recognition / write-off of deferred charges on tax losses	(41.6)	(178.9)	796.7
PERT 2017	–	(2,784.7)	–
Effect of application of IAS 29 (hyperinflation)	(107.3)	–	–
Others with reduced taxation	(103.6)	(721.0)	325.0
Income tax and social contribution expense	(1,789.6)	(5,079.3)	(315.0)
Effective tax rate	13.59%	39.28%	2.35%

The main events that impacted the effective tax rate in the period were:

▪
Government subsidy on sales taxes: Related to regional incentives, related primarily to local production, that, when reinvested are not
taxed for income tax and social contribution purposes, which explains the  impact in the effective tax rate. The amount above is impacted by the fluctuation in volume, price and eventual increase on State VAT (ICMS).

▪	Complement of income tax of foreign subsidiaries due in Brazil: shows the result of the calculation of universal taxation of profits, according to the regulations of Law 12.973/14.

▪	Results of intercompany transactions: reflect the reality of taxation in the countries in which the subsidiaries with which the loan operations are carried out are located.

▪
Deductible interest on shareholders’ equity: under Brazilian law, companies have an option to remunerate its shareholders’ through payment of Interest on Capital (“IOC”), which is deductible for income tax purposes.

▪

PERT
2017:
amongst the contingencies covered by the Federal Tax Amnesty Program (“PERT ”), there is a litigation whose purpose was to discuss the Presumed Profit method used by CRBS (
one
of Ambev’s subsidiaries in Brazil) to calculate its Corporate Income Taxes (namely, “IRPJ” and “CSLL”). The total amount booked as an expense, after the conversion of the Provisional Measure
783/
into Law, was
R$2,926
million (principal, fine and interests), being
R$2,785
million booked as non-recurring expenses under Corporate Income Tax and
R$141
million under Financial Results.